Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 26,317	$ 19,001	$ 20,655
Increases in tax positions taken in current year	13,705	8,750	5,029
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(2,917)	(1,434)	(6,683)
Balance, end of year	$ 37,105	$ 26,317	$ 19,001